TRADE RECEIVABLES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2023
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

5.	TRADE RECEIVABLES AND OTHER CURRENT ASSETS

The breakdown of the items presented under this heading at June 30,2023 and December 31, 2022 is as follows:

	06/30/2023	12/31/2022
Trade receivables:
Other receivables from the Codere Group companies (Note 11)	2,844	4,309
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset	3,944	2,793
Prepayments	1,042	677
Other receivables	827	62
Total	8,558	7,742

Other receivables from the Codere Group companies mainly include balances to be paid by certain Codere Group retail companies in Latin America amounting to 2,835 thousand euros as of June 30, 2023 and amounting to 4,197 thousand euros as of December 31, 2022.

The carrying amounts of Codere Online’s trade receivables and other current assets are denominated in the following currencies:

Currency	06/30/2023	12/31/2022
COP	(88)	3,261
EUR	4,739	1,580
MXN	943	2,132
ILS	57	61
ARS	2,901	365
USD	7	343
Total	8,558	7,742

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. Codere Online does not hold any collateral as security.

The movement in the allowance for impairment of accounts receivable as of June 30, 2023 and December 31, 2022 is as follows:

Expected credit loss as of 12/31/2021	34
Additions	68
Reversal	-
Expected credit loss as of 06/30/2022	102

Expected credit loss as of 12/31/2022	99
Additions	-
Reversal	-
Expected credit loss as of 06/30/2023	99